Transactions and Balances with Related Parties (Details 2) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) Managers		Dec. 31, 2017 ILS (₪) Managers	Dec. 31, 2016 ILS (₪) Managers
Transactions and Balances with Related Parties [Abstract]
Salary and other short-term benefits	₪ 4,503		₪ 4,119	₪ 3,917
Share-based payments	1,261		1,051	2,147
Total benefits	₪ 5,764		₪ 5,170	₪ 6,064
Number of key managers | Managers	7	[1]	6	6

[1]	Include cost of salary to two former executive officers who ended their tenure during 2018.